Segment information - Results by Segment (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment			3
Segment Reporting Information [Line Items]
Total operating revenues	$ 321		$ 623
Depreciation	104		212
Amortization of intangibles	38		73
Operating Income - net income [Abstract]
Operating loss	(73)		(144)
Unallocated items:
Total financial items and other	(163)		(370)
Income taxes	30	$ (4)	12	$ (36)
Net loss	(206)		(502)
Drilling units	6,513		6,513		$ 6,659
Investments in associated companies	724		724		800
Marketable securities	22		22		57
Cash and restricted cash	1,469		1,469		2,003
Other assets	1,244		1,244		1,329
Total assets	9,972		9,972		10,848
Drilling units - capital expenditures	40		64
Floaters
Segment Reporting Information [Line Items]
Total operating revenues	174		355
Depreciation	85		174
Amortization of intangibles	27		51
Operating Income - net income [Abstract]
Operating loss	(79)		(166)
Unallocated items:
Drilling units	5,377		5,377		5,508
Drilling units - capital expenditures	30		48
Jack-ups
Segment Reporting Information [Line Items]
Total operating revenues	89		172
Depreciation	19		38
Amortization of intangibles	11		22
Operating Income - net income [Abstract]
Operating loss	4		18
Unallocated items:
Drilling units	1,136		1,136		$ 1,151
Drilling units - capital expenditures	10		16
Other
Segment Reporting Information [Line Items]
Total operating revenues	58		96
Operating Income - net income [Abstract]
Operating loss	$ 2		$ 4
Predecessor
Segment Reporting Information [Line Items]
Total operating revenues		348		712
Depreciation		195		391
Amortization of intangibles		0		0
Operating Income - net income [Abstract]
Operating loss		(539)		(613)
Unallocated items:
Total financial items and other		111		14
Income taxes		(4)		(36)
Net loss		(432)		(635)
Drilling units - capital expenditures		61		117
Predecessor | Floaters
Segment Reporting Information [Line Items]
Total operating revenues		243		482
Depreciation		149		298
Amortization of intangibles		0		0
Operating Income - net income [Abstract]
Operating loss		(385)		(446)
Unallocated items:
Drilling units - capital expenditures		49		93
Predecessor | Jack-ups
Segment Reporting Information [Line Items]
Total operating revenues		89		193
Depreciation		46		93
Amortization of intangibles		0		0
Operating Income - net income [Abstract]
Operating loss		(152)		(167)
Unallocated items:
Drilling units - capital expenditures		12		24
Predecessor | Other
Segment Reporting Information [Line Items]
Total operating revenues		16		37
Operating Income - net income [Abstract]
Operating loss		$ (2)		$ 0